Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	113 Months Ended	116 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.58%	1.32%				3.80%
Performance Inception Date	Apr. 22, 2016
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	1.37%			3.53%
Performance Inception Date	Jul. 29, 2016
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	1.31%			3.54%
Performance Inception Date	Jul. 29, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.03%	1.36%			3.31%
Performance Inception Date	Jul. 29, 2016
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	1.88%			3.73%
Performance Inception Date	Jul. 29, 2016
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.21%	2.39%			4.22%
Performance Inception Date	Jul. 29, 2016
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.88%	0.11%			2.06%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.62%	0.79%			2.27%
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		16.11%	2.30%			4.15%
Performance Inception Date	Jul. 29, 2016
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.90%	2.12%			3.95%
Performance Inception Date	Jul. 29, 2016
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	2.51%		4.56%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.20%	2.39%	4.02%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.25%	2.43%	4.07%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	1.54%			3.43%
Performance Inception Date	Jul. 29, 2016
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	1.48%			3.33%
Performance Inception Date	Jul. 29, 2016
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		15.70%	1.94%			3.82%
Performance Inception Date	Jul. 29, 2016
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	1.86%			3.72%
Performance Inception Date	Jul. 29, 2016
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.92%	2.16%			4.00%
Performance Inception Date	Jul. 29, 2016
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	2.48%			4.30%
Performance Inception Date	Jul. 29, 2016
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		16.20%	2.45%			4.31%
Performance Inception Date	Jul. 29, 2016
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	2.51%			4.32%
Performance Inception Date	Jul. 29, 2016
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)			0.34%
50% J.P. Morgan Government Bond Index - Emerging Markets Global Diversified / 30% J.P. Morgan Emerging Markets Bond Index Global Diversified / 20% J.P. Morgan Corporate Emerging Markets Bond Index-Broad Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.63%	1.63%			3.19%
50% J.P. Morgan Government Bond Index - Emerging Markets Global Diversified & 50% J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.79%	1.48%			3.05%